UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  717 Fifth Avenue, Suite 1301
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald E. Morgan, III
Title:    Managing Member
Phone:    (212) 745-9700


Signature, Place and Date of Signing:

 /s/ Donald E. Morgan, III           New York, NY              May 15, 2008
---------------------------     ----------------------     --------------------
        [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        79

Form 13F Information Table Value Total:  $626,587
                                         (thousands)


List of Other Included Managers:

         Form 13F File Number    Name

1.       028-12821               Brigade Leveraged Capital Structures Fund Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2008


                                                          VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE       SHARED NONE
--------------                --------------    -----     -------- -------    --- ----  ----------      ----  ----       ------ ----
ABITIBIBOWATER INC            COM               003687100  1,001       77,500 SH  CALL  SHARED-DEFINED  1         77,500 0       0
ALLIANCE ONE INTL INC         COM               018772103  3,322      550,000 SH        SHARED-DEFINED  1        550,000 0       0
AMERICREDIT CORP              NOTE  1.750%11/1  03060RAM3  5,088    5,500,000 PRN       SHARED-DEFINED  1      5,500,000 0       0
AMERICREDIT CORP              COM               03060R101  2,014      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
ANNALY CAP MGMT INC           COM               35710409   3,217      210,000 SH  PUT   SHARED-DEFINED  1        210,000 0       0
APPLIED MATLS INC             COM               38222105   9,755      500,000 SH  PUT   SHARED-DEFINED  1        500,000 0       0
BEAZER HOMES USA INC          COM               07556Q105  3,009      318,410 SH        SHARED-DEFINED  1        318,410 0       0
BEST BUY INC                  COM               86516101   3,711       89,500 SH  PUT   SHARED-DEFINED  1         89,500 0       0
BON-TON STORES INC            COM               09776J101  5,197      950,000 SH        SHARED-DEFINED  1        950,000 0       0
CARMIKE CINEMAS INC           COM               143436400  2,026      197,062 SH        SHARED-DEFINED  1        197,062 0       0
CENTENNIAL COMMUNCTNS CORP N  CL A NEW          15133V208  6,180    1,045,642 SH        SHARED-DEFINED  1      1,045,642 0       0
CHILDRENS PL RETAIL STORES I  COM               168905107  1,719       70,000 SH        SHARED-DEFINED  1         70,000 0       0
CIT GROUP INC                 COM               125581108  1,298      109,500 SH  CALL  SHARED-DEFINED  1        109,500 0       0
CITIGROUP INC                 COM               172967101  3,123      150,000 SH  CALL  SHARED-DEFINED  1        150,000 0       0
COEUR D ALENE MINES CORP IDA  NOTE  3.250% 3/1  192108AR9    956    1,000,000 PRN       SHARED-DEFINED  1      1,000,000 0       0
COEUR D ALENE MINES CORP IDA  NOTE  1.250% 1/1  192108AQ1 13,088   15,000,000 PRN       SHARED-DEFINED  1     15,000,000 0       0
COMCAST CORP NEW              CL A              20030N101 11,604      600,000 SH        SHARED-DEFINED  1        600,000 0       0
D R HORTON INC                COM               23331A109  7,875      500,000 SH  PUT   SHARED-DEFINED  1        500,000 0       0
DELTA AIR LINES INC DEL       COM NEW           247361702  2,580      300,000 SH  CALL  SHARED-DEFINED  1        300,000 0       0
DENBURY RES INC               COM NEW           247916208 17,130      600,000 SH  PUT   SHARED-DEFINED  1        600,000 0       0
DOWNEY FINL CORP              COM               261018105  3,676      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
E TRADE FINANCIAL CORP        COM               269246104  1,351      350,000 SH  PUT   SHARED-DEFINED  1        350,000 0       0
FAMILY DLR STORES INC         COM               307000109  7,576      388,500 SH  PUT   SHARED-DEFINED  1        388,500 0       0
FELCOR LODGING TR INC         COM               31430F101 12,030    1,000,000 SH        SHARED-DEFINED  1      1,000,000 0       0
FLEETWOOD ENTERPRISES INC     SDCV  5.000%12/1  339099AD5  9,660   10,500,000 PRN       SHARED-DEFINED  1     10,500,000 0       0
FORD MTR CO DEL               COM PAR $0.01     345370860  5,720    1,000,000 SH  CALL  SHARED-DEFINED  1      1,000,000 0       0
FREMONT GEN CORP              COM               357288109    516    1,074,000 SH        SHARED-DEFINED  1      1,074,000 0       0
HEALTH NET INC                COM               42222G108  6,160      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
HEALTHSOUTH CORP              COM NEW           421924309 11,564      650,000 SH  PUT   SHARED-DEFINED  1        650,000 0       0
IDEARC INC                    COM               451663108  3,276      900,000 SH        SHARED-DEFINED  1        900,000 0       0
INDYMAC BANCORP INC           COM               456607100    992      200,000 SH  CALL  SHARED-DEFINED  1        200,000 0       0
ISTAR FINL INC                COM               45031U101  6,727      479,500 SH  PUT   SHARED-DEFINED  1        479,500 0       0
IVAX CORP                     NOTE  4.500% 5/1  465823AG7 32,945   31,716,000 PRN       SHARED-DEFINED  1     31,716,000 0       0
JAMES RIVER COAL CO           COM NEW           470355207  7,008      400,000 SH  PUT   SHARED-DEFINED  1        400,000 0       0
KINETIC CONCEPTS INC          COM NEW           49460W208  9,246      200,000 SH        SHARED-DEFINED  1        200,000 0       0
LAS VEGAS SANDS CORP          COM               517834107 20,251      275,000 SH  PUT   SHARED-DEFINED  1        275,000 0       0
LEAP WIRELESS INTL INC        COM NEW           521863308  4,660      100,000 SH        SHARED-DEFINED  1        100,000 0       0
LEHMAN BROS HLDGS INC         COM               524908100 16,562      440,000 SH  PUT   SHARED-DEFINED  1        440,000 0       0
LENNAR CORP                   CL A              526057104  3,762      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
LIBBEY INC                    COM               529898108  6,736      400,000 SH        SHARED-DEFINED  1        400,000 0       0
MASTERCARD INC                CL A              57636Q104  5,575       25,000 SH  PUT   SHARED-DEFINED  1         25,000 0       0
MCGRAW HILL COS INC           COM               580645109 25,865      700,000 SH  PUT   SHARED-DEFINED  1        700,000 0       0
MGIC INVT CORP WIS            COM               552848103    480       45,573 SH        SHARED-DEFINED  1         45,573 0       0
MGM MIRAGE                    COM               552593101  5,877      100,000 SH  PUT   SHARED-DEFINED  1        100,000 0       0
MTR GAMING GROUP INC          COM               553769100  5,990      855,744 SH        SHARED-DEFINED  1        855,744 0       0
NATIONAL HEALTH INVS INC      COM               63633D104  9,578      306,492 SH        SHARED-DEFINED  1        306,492 0       0
NEW YORK TIMES CO             CL A              650111107  4,792      253,800 SH  CALL  SHARED-DEFINED  1        253,800 0       0
NEWS CORP                     CL B              65248E203 10,148      533,000 SH        SHARED-DEFINED  1        533,000 0       0
NEXSTAR BROADCASTING GROUP I  CL A              65336K103  6,962    1,180,000 SH        SHARED-DEFINED  1      1,180,000 0       0
OSI PHARMACEUTICALS INC       NOTE  3.250% 9/0  671040AD5 36,778   35,750,000 PRN       SHARED-DEFINED  1     35,750,000 0       0
PARKER DRILLING CO            COM               701081101  8,075    1,250,000 SH        SHARED-DEFINED  1      1,250,000 0       0
PENNEY J C INC                COM               708160106  1,944       51,556 SH        SHARED-DEFINED  1         51,556 0       0
PINNACLE AIRL CORP            COM               723443107  6,111      700,000 SH        SHARED-DEFINED  1        700,000 0       0
PMI GROUP INC                 COM               69344M101  1,455      250,000 SH        SHARED-DEFINED  1        250,000 0       0
PMI GROUP INC                 COM               69344M101    873      150,000 SH  PUT   SHARED-DEFINED  1        150,000 0       0
PULTE HOMES INC               COM               745867101  7,275      500,000 SH  PUT   SHARED-DEFINED  1        500,000 0       0
R H DONNELLEY CORP            COM NEW           74955W307  1,771      350,000 SH        SHARED-DEFINED  1        350,000 0       0
RELIANT ENERGY INC            COM               75952B105 13,916      588,400 SH  PUT   SHARED-DEFINED  1        588,400 0       0
SALESFORCE COM INC            COM               79466L302 17,361      300,000 SH  PUT   SHARED-DEFINED  1        300,000 0       0
SANDISK CORP                  PUT               80004C101  2,257      100,000 SH  PUT   SHARED-DEFINED  1        100,000 0       0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605 24,870    1,000,000 SH  CALL  SHARED-DEFINED  1      1,000,000 0       0
SINCLAIR BROADCAST GROUP INC  NOTE  3.000% 5/1  829226AW9 26,471   29,250,000 PRN       SHARED-DEFINED  1     29,250,000 0       0
SIRIUS SATELLITE RADIO INC    NOTE  2.500% 2/1  82966UAC7 13,532   13,600,000 PRN       SHARED-DEFINED  1     13,600,000 0       0
SIX FLAGS INC                 NOTE  4.500% 5/1  83001PAJ8  8,014   15,050,000 PRN       SHARED-DEFINED  1     15,050,000 0       0
SLM CORP                      COM               78442P106  1,535      100,000 SH        SHARED-DEFINED  1        100,000 0       0
SLM CORP                      COM               78442P106  3,531      230,000 SH  CALL  SHARED-DEFINED  1        230,000 0       0
SLM CORP                      COM               78442P106  3,070      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
SPANISH BROADCASTING SYS INC  CL A              846425882  1,337      755,554 SH        SHARED-DEFINED  1        755,554 0       0
SPANSION INC                  COM NEW           84649R101  4,125    1,500,000 SH  CALL  SHARED-DEFINED  1      1,500,000 0       0
SPDR SERIES TRUST             KBW BK ETF        78464A797 11,655      300,000 SH        SHARED-DEFINED  1        300,000 0       0
SPDR TR                       UNIT SER 1        78462F103  9,892       75,000 SH        SHARED-DEFINED  1         75,000 0       0
SPECTRUM BRANDS INC           COM               84762L105  1,335      292,200 SH        SHARED-DEFINED  1        292,200 0       0
SPRINT NEXTEL CORP            COM SER 1         852061100  1,338      200,000 SH  PUT   SHARED-DEFINED  1        200,000 0       0
TITAN INTL INC ILL            COM               88830M102 17,309      565,475 SH        SHARED-DEFINED  1        565,475 0       0
TOLL BROTHERS INC             COM               889478103 15,262      650,000 SH  PUT   SHARED-DEFINED  1        650,000 0       0
UNITEDHEALTH  GROUP  INC      COM               91324P102  6,941      202,000 SH        SHARED-DEFINED  1        202,000 0       0
WASHINGTON MUT INC            COM               939322103  1,221      118,500 SH  PUT   SHARED-DEFINED  1        118,500 0       0
WELLCARE HEALTH PLANS INC     COM               94946T106 12,659      325,000 SH        SHARED-DEFINED  1        325,000 0       0
WYNN RESORTS LTD              COM               983134107 15,096      150,000 SH  PUT   SHARED-DEFINED  1        150,000 0       0


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